Acquisition (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2022	Jan. 22, 2022	Jun. 30, 2023	Dec. 31, 2022
Acquisition (Details) [Line Items]
Total fair value of the considerations			¥ 181,958	¥ 181,958
Original shareholders for a cash consideration	¥ 10	¥ 10
intangible assets amortized term			6 years	6 years
Minimum [Member]
Acquisition (Details) [Line Items]
Business acquisition of intangible assets amortized term			5 years	5 years
Maximum [Member]
Acquisition (Details) [Line Items]
Business acquisition of intangible assets amortized term			10 years	10 years
Class A Ordinary Shares [Member]
Acquisition (Details) [Line Items]
Pay ordinary shares			¥ 180,000	¥ 180,000
Yieryi [Member]
Acquisition (Details) [Line Items]
Pay cash consideration			13,800	13,800
Loans payable			77,400	77,400
Weiliantong [Member]
Acquisition (Details) [Line Items]
Loans payable			86,200	86,200
Third Party [Member]
Acquisition (Details) [Line Items]
Loans payable			¥ 8,800	¥ 8,800
Weiliantong [Member]
Acquisition (Details) [Line Items]
Business combination of description			(1) the shares consideration of RMB20,800 to Weilaijin (the “Weilaijin Share Consideration”), a shareholder of Yieryi, and (ii) the shares consideration of RMB159,200 in its Class A ordinary shares to Wolter Global (the “Wolter Global Share Consideration”), including 20% of the Wolter Global Share Consideration are subject to certain performance conditions (i.e., earn-out provisions) and requirements over the following two years (earn-out arrangement).	(1) the shares consideration of RMB20,800 to Weilaijin (the “Weilaijin Share Consideration”), a shareholder of Yieryi, and (ii) the shares consideration of RMB159,200 in its Class A ordinary shares to Wolter Global (the “Wolter Global Share Consideration”), including 20% of the Wolter Global Share Consideration are subject to certain performance conditions (i.e., earn-out provisions) and requirements over the following two years (earn-out arrangement).
Chuangda Zhihui (Beijing) Technology Co., Ltd. [Member]
Acquisition (Details) [Line Items]
Equity interest percentage	100.00%	100.00%